Business Combinations, Acquisitions, Sale and Non-controlling Interest	12 Months Ended
Dec. 31, 2017
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Business Combinations, Acquisitions, Sale and Non-controlling Interest

12. Business combinations, acquisitions, sale and non-controlling interest

a) The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2015, 2016 and 2017:

Acquisitions — 2015

a)	In February 2015, the Company acquired throughout its Telmex and Consertel subsidiaries an additional 35% of Hitss Solutions, S. A. de C.V. (Hitss) increasing its equity interest in this entity to 68.9%. Hitss offers information technology service. This acquisition was valued at is fair value at the purchase date. The Company started consolidating this subsidiary beginning March, 2015. The amount paid for the additional equity interest was Ps. 472,481, net of cash, and the goodwill recorded as part of this acquisition was Ps. 205,141. The identified goodwill has been allocated to the Mexico segment. The goodwill recognized is not deductible for income tax purposes.

b)	The following entities were acquired by Telekom Austria:

i)	In June 2015, acquired 100% of eight cable operators in the Republic of Macedonia through its subsidiary Blizoo.

ii)	In September 2015, acquired 100% of Amisco NV (‘Amis’), the holding entity of Amis Slovenia and Amis Croatia. Amis operates as a fixed-line reseller in Slovenia and owns a fiber network in Croatia. The companies offer internet, IPTV and telephone services.

iii)	In September 2015, acquired 100% of Bultel Cable Bulgaria EAD (‘Blizoo Bulgaria’).

The acquired companies were consolidated beginning October 2015. The amount paid was Ps. 2,864,968, net of cash, and the goodwill recognized as part of these acquisitions was Ps. 711,723. The identified goodwill has been allocated to the Europe segment. The goodwill recognized is not deductible for income tax purposes.

c)	During 2015, the Company acquired throughout its Mexican and Brazil subsidiaries other entities for which they paid Ps. 119,704, net of cash.

d)	The Company acquired an additional non-controlling interest in its Mexican and Brazil entities for an amount of Ps. 1,031,049.

Acquisitions and sale 2016

a) In January 2016, in order to expand and strengthen its operations in Brazil, the Company through its Brazilian subsidiary, acquired a controlling interest of 99.99% in Brazil Telecomunicações S.A. (“BRTel”), a company operating in the market for Pay TV, Internet and broadband services and serving various municipalities of Brazil under the BLUE brand. The amount paid for the business acquisition was Ps. 1,088,668, net of acquired cash. The goodwill recognized amounted to Ps. 1,046,253.

b) In May 2016, the Company acquired an additional non-controlling interest of 1.8% in Tracfone Wireless Inc. thereby obtaining 100% of its capital stock. The amount paid was Ps. 2,300,553 (US$ 124,673). This transaction was recorded as an equity transaction, and therefore, no gain or loss was recognized.

c) In May 2016, the Company through his subsidiary, América Móvil Perú, S.A.C. acquired 100% of the capital stock of Olo del Perú S.A.C. (“Olo”), and TVS Wireless S.A.C. (“TVS”). Olo and TVS provide telecommunications services throughout Peru and hold radio spectrum in the 2.5 GHz band. The transaction was conditioned to the obtention of the approval of the Peruvian regulator, such approval was finally obtained in December 2016. The amount of the transaction was Ps. 1,854,379 (US$. 102,343) net of acquired cash. In May 2016 the Company paid Ps. 152,214 (US$ 7,554) and in January 2017, after the approval, Ps. 2,079,095 (US$ 94,789). The goodwill recognized amounted to Ps. 1,454,333 in December 2016 and Ps. 188,452 in December 2017.

d) Based on a 2014 shareholder agreement, the Company agreed to ensure a minimal free float of Telekom Austria shares in the market. Consequently, in July 2016, the Company sold shares corresponding to 7.8% of the outstanding common stock of Telekom Austria AG. This sale reduced the overall shareholding of América Movil in Telekom Austria AG from 59.70% to 51.89%. Additionally, in August 2016, the Company sold 0.89% of the outstanding common stock of Telekom Austria AG. Following the successful completion of this transaction, AMX’s stake was reduced to 51.0%. The amount of cash received for these transactions was Ps. 6,323,336. As América Móvil still retains control over Telekom Austria AG, these transactions were recorded as equity transactions.

e) In September 2016, the Company, through his subsidiary Tracfone, acquired certain assets of T-Mobile, that represented a business, which included the brands known as Walmart Mobile and Go Smart. These assets were acquired in order to expand the Company’s distribution channels, add an incremental revenue stream, and assist in the growth of subscribers. There was no cash exchanged in the acquisition. The goodwill recognized amounted to Ps. 1,251,464.

f) In November 2016, Telekom Austria Group acquired 100% of the Belarusian fixed-line operator Atlant Telecom (Atlant) and its subsidiary TeleSet. After the acquisition, Atlant was renamed velcom ACS. Both companies are the leading privately owned fixed-line operators in Belarus offering fixed-line broadband, IPTV and cable TV as well as a video and audio library. The acquisition of Atlant and TeleSet is a further step in Telekom Austria Group’s convergence strategy. The final allocation of consideration transferred will be determined once all necessary information regarding identifiable assets is available. The amount paid for the business acquisition was Ps. 582,931, net of acquired cash. The goodwill recognized amounted to Ps. 200,973.

Acquisitions 2017

a) In February 2017, Telekom Austria Group acquired 97.68% of Metronet telekomunikacije through its Croatian subsidiary Vipnet. Metronet is one of the leading alternative fixed business solutions provider in Croatia. The fair values of the assets acquired and liabilities assumed at the acquisition date are reported in the Europe segment. The amount paid for the business acquisition was Ps. 1,550,534, net of acquired cash. The goodwill recognized amounted to Ps. 502,574.

b) During 2017, the Company acquired through its subsidiaries, other entities for which if paid Ps. 3,249,164, net of acquired cash. The identified goodwill has been allocated to the Europe segment. The goodwill recognized amounted to Ps. 260,355.

c) The Company acquired an additional non-controlling interest in its Mexican entities for an amount of Ps. 23,881.

b)	Consolidated subsidiaries with non-controlling interests

The Company has a material non-controlling interest in Telekom Austria. Set out below is summarized information as of December 31, 2016 and 2017 of TKA’s consolidated financial statements. The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the statements of financial position

	December 31,
	2016		2017
Assets:
Current assets	Ps.	31,371,809	Ps.	29,128,486
Non-current assets		143,708,470		150,225,260

Total assets	Ps.	175,080,279	Ps.	179,353,746

Liabilities and equity:
Current liabilities	Ps.	40,961,299	Ps.	30,192,384
Non-current liabilities		80,966,903		89,048,150

Total liabilities		121,928,202		119,240,534
Equity attributable to equity holders of the parent		23,527,370		25,808,318
Non-controlling interest (1)		29,624,707		34,304,894

Total equity	Ps.	53,152,077	Ps.	60,113,212

Total liabilities and equity	Ps.	175,080,279	Ps.	179,353,746

(1)	In 2017 this amount includes Ps. 14,942,886 (Ps. 13,715,747 in 2016) for the undated subordinated fixed rate bond (see Note 19).

Summarized statements of comprehensive income

	For the year ended December 31,
	2015		2016		2017
Operating revenues	Ps.	73,159,960	Ps.	85,185,177	Ps.	93,644,173
Operating costs and expenses		66,913,434		81,590,233		86,920,692

Operating income		6,246,526		3,594,944		6,723,481

Net income		6,157,758		7,065,770		5,656,132

Total comprehensive income	Ps.	4,968,909	Ps.	8,450,837	Ps.	7,737,797

Net income attributable to:
Equity holders of the parent	Ps.	3,674,886	Ps.	3,241,556	Ps.	2,884,627
Non-controlling interest		2,482,872		3,824,214		2,771,505

	Ps.	6,157,758	Ps.	7,065,770	Ps.	5,656,132

Comprehensive income attributable to:
Equity holders of the parent	Ps.	2,967,698	Ps.	4,311,801	Ps.	3,978,263
Non-controlling interest		2,001,211		4,139,036		3,759,534

	Ps.	4,968,909	Ps.	8,450,837	Ps.	7,737,797